BORROWING COSTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Borrowing Costs [Abstract]
Disclosure of detailed information about borrowing costs [Text Block]
Until 2022, Arauco capitalized financial interest related to the modernization and expansion of Planta Arauco (MAPA) in Chile.

	January - December
	2023	2022
	ThU.S.$	ThU.S.$
Interest cost capitalized, property, plant and equipment
Capitalization rate of interest cost capitalized, property, plant and equipment	4.87%	4.33%
Amount of the interest cost capitalized, property, plant and equipment	248	103,629